VARIABLE ANNUITY ACCOUNT C

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

                      SUPPLEMENT DATED DECEMBER 12, 2001 TO
                   PROSPECTUS AND CONTRACT PROSPECTUS SUMMARY
                             EACH DATED MAY 1, 2001

The information in this supplement updates and amends certain information in the prospectus and contract prospectus summary each dated May 1, 2001. You should read this supplement along with the prospectus and contract prospectus summary and the previously issued supplement dated July 20, 2001.

1. Effective immediately the following Portfolio Partners, Inc. shares are redesignated as Initial Class:

         Portfolio Partners, Inc. (PPI) MFS Capital Opportunities Portfolio (Initial Class)
         Portfolio Partners, Inc. (PPI) MFS Emerging Equities Portfolio (Initial Class)
         Portfolio Partners, Inc. (PPI) MFS Research Growth Portfolio (Initial Class)
         Portfolio Partners, Inc. (PPI) Scudder International Growth
         Portfolio (Initial Class)
         Portfolio Partners, Inc. (PPI) T. Rowe Price Growth Equity Portfolio (Initial Class)

2. Effective January 1, 2002 the following new investment options may be available under your plan.

         Portfolio Partners, Inc. - PPI Alger Aggressive Growth Portfolio (Service Class)
         Portfolio Partners, Inc. - PPI Alger Growth Portfolio (Service Class) Portfolio Partners, Inc. - PPI Brinson Tactical Asset Allocation Portfolio (Service Class)
         Portfolio Partners, Inc. - PPI DSI Enhanced Index Portfolio (Service Class)
         Portfolio Partners, Inc. - PPI Goldman Sachs(R) Capital Growth Portfolio(3) (Service Class)
         Portfolio Partners, Inc. - PPI OpCap Balanced Value Portfolio (Service Class)
         Portfolio Partners, Inc. - PPI Salomon Brothers Capital Portfolio (Service Class)
         Portfolio Partners, Inc. - PPI Salomon Brothers Investors Value Portfolio (Service Class)

     (3) Goldman Sachs(R) is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.

     Some investment options may be unavailable through certain contracts and plans, or in some states.

3. The following adds information about the funds listed in item 1 of this supplement to pages 7 and 8 of the prospectus. In addition, the "Total Fund Annual Expenses Without Waivers or Reductions" column shown below supplements Column 2 on page 7 of the contract prospectus summary and the "Net Fund Annual Expenses After Waivers or Reductions" column shown below supplements footnote 1 on page 7 of the contract prospectus summary with respect to those funds that have waivers and reductions listed below.

----------------------------------------- ------------ ---------- ------------- -------------- ------------- -------------
                                                                                 TOTAL FUND                    NET FUND
                                                                                   ANNUAL                       ANNUAL
                                                                                  EXPENSES       TOTAL         EXPENSES
                                          INVESTMENT                               WITHOUT      WAIVERS          AFTER
                                           ADVISORY      12B-1       OTHER       WAIVERS OR       AND         WAIVERS OR
FUND NAME                                    FEES         FEE       EXPENSES     REDUCTIONS    REDUCTIONS     REDUCTIONS
---------                                    ----         ---       --------     ----------    ----------     ----------
----------------------------------------- ------------ ---------- ------------- -------------- ------------- -------------
PPI Alger Aggressive Growth Portfolio
  - Service Class(14)                        0.85%        --         0.45%          1.30%         0.00%         1.30%
----------------------------------------- ------------ ---------- ------------- -------------- ------------- -------------
PPI Alger Growth Portfolio - Service
  Class(14)                                  0.80%        --         0.45%          1.25%         0.00%         1.25%
----------------------------------------- ------------ ---------- ------------- -------------- ------------- -------------
PPI Brinson Tactical Asset Allocation
  Portfolio - Service Class(14)              0.90%        --         0.45%          1.35%         0.00%         1.35%
----------------------------------------- ------------ ---------- ------------- -------------- ------------- -------------
PPI DSI Enhanced Index Portfolio -
  Service Class(14)                          0.60%        --         0.45%          1.05%         0.00%         1.05%
----------------------------------------- ------------ ---------- ------------- -------------- ------------- -------------
PPI Goldman Sachs(R) Capital Growth
  Portfolio - Service Class(14)              0.85%        --         0.45%          1.30%         0.00%         1.30%
----------------------------------------- ------------ ---------- ------------- -------------- ------------- -------------
PPI OpCap Balanced Value Portfolio -
  Service Class(14)                          0.80%        --         0.45%          1.25%         0.00%         1.25%
----------------------------------------- ------------ ---------- ------------- -------------- ------------- -------------
PPI Salomon Brothers Capital Portfolio
  - Service Class(14)                        0.90%        --         0.45%          1.35%         0.00%         1.35%
----------------------------------------- ------------ ---------- ------------- -------------- ------------- -------------
PPI Salomon Brothers Investors Value
  Portfolio - Service Class(14)              0.80%        --         0.45%          1.25%         0.00%         1.25%
----------------------------------------- ------------ ---------- ------------- -------------- ------------- -------------

X.01107-01B                                                        December 2001
C01-1205-004R

     FOOTNOTES TO "FUND EXPENSE TABLE"

     (14) Other Expenses shown above include an administrative expense of 0.20% and a Shareholder Services Fee of 0.25% for each Portfolio. Because the Portfolios have not yet concluded a full year of operation the administrative expense is estimated for the fiscal year ending December 31, 2002.

4. The following hypothetical examples add expense information about the funds listed in item 1 of this supplement to page 9 of the prospectus and to page 7 of the contract prospectus summary:

     HYPOTHETICAL EXAMPLES:

     ACCOUNT FEES INCURRED OVER TIME. The following hypothetical examples show the fees paid over time if $1,000 is invested in a subaccount, assuming a 5% annual return on the investment. For the purpose of these examples, we deducted the maximum allowed under the contract for the following fees: mortality and expense risk charge of 1.50% annually, an administrative expense charge of 0.25% annually, and a maintenance fee of $30.00 (converted to a percentage of assets equal to 0.044%). The total annual fund expenses used are those shown in the column "Total Fund Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

     ----------------------------------------
     >    These examples are purely                EXAMPLE A                               EXAMPLE B
          hypothetical.                            ---------                               ---------
     >    They should not be considered        IF YOU WITHDRAW YOUR ENTIRE ACCOUNT     IF YOU HAVE YOUR ENTIRE ACCOUNT
          a representation of past or          VALUE AT THE END OF THE PERIODS         VALUE INVESTED OR IF YOU SELECT AN
          future fees or expected returns.     SHOWN, YOU WOULD PAY THE FOLLOWING      INCOME PHASE PAYMENT OPTION AT THE
     >    Actual fees and/or returns           FEES, INCLUDING ANY APPLICABLE EARLY    END OF THE PERIOD SHOWN, YOU WOULD
          may be more or less than those       WITHDRAWAL CHARGES ASSESSED:*           PAY THE FOLLOWING FEES (NO EARLY
          shown in these examples.                                                     WITHDRAWAL CHARGE IS REFLECTED):**
     ----------------------------------------

                                               1 YEAR   3 YEARS  5 YEARS  10 YEARS     1 YEAR   3 YEARS  5 YEARS  10 YEARS
     PPI Alger Aggressive Growth Portfolio
       - Service Class                           $82      $148     $217      $314        $31      $96      $162      $341
     PPI Alger Growth Portfolio - Service
       Class                                     $82      $147     $215      $336        $31      $94      $160      $336
     PPI Brinson Tactical Asset Allocation
       Portfolio - Service Class                 $83      $150     $219      $345        $32      $97      $165      $345
     PPI DSI Enhanced Index Portfolio -
       Service Class                             $80      $141     $206      $317        $29      $88      $150      $317
     PPI Goldman Sachs(R) Capital Growth
       Portfolio - Service Class                 $82      $148     $217      $341        $31      $96      $162      $341
     PPI OpCap Balanced Value Portfolio -
       Service Class                             $82      $147     $215      $336        $31      $94      $160      $336
     PPI Salomon Brothers Capital Portfolio
       - Service Class                           $83      $150     $219      $345        $32      $97      $165      $345
     PPI Salomon Brothers Investors Value
       Portfolio - Service Class                 $82      $147     $215      $336        $31      $94      $160      $336

     *This example reflects deduction of an early withdrawal charge calculated using Early Withdrawal Charge Schedule I (based on completed purchase payment periods). Schedule I is listed in "Fees." Under that schedule, if only one $1,000 payment was made as described above, fewer than 5 purchase payments would have been completed at the end of years 1, 3, and 5 and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed and no early withdrawal charge would apply.
     **Example B will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer to Example A.)

5. The following information is added to Appendix V, Fund Descriptions, in the prospectus:

     > PORTFOLIO PARTNERS, INC. - PPI ALGER AGGRESSIVE GROWTH PORTFOLIO (SERVICE CLASS) seeks long-term capital appreciation. The Portfolio invests primarily (at least 65% of its total assets) in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.
              INVESTMENT ADVISER: Aetna Life Insurance and Annuity Company
              SUBADVISOR: Fred Alger Management, Inc.

     > PORTFOLIO PARTNERS, INC. - PPI ALGER GROWTH PORTFOLIO (SERVICE CLASS) seeks long-term capital appreciation. The Portfolio invests primarily (at least 65% of its total assets) in the equity securities of large companies having a market capitalization of $10 billion or greater.
              INVESTMENT ADVISER: Aetna Life Insurance and Annuity Company
              SUBADVISOR: Fred Alger Management, Inc.

     > PORTFOLIO PARTNERS, INC. - PPI BRINSON TACTICAL ASSET ALLOCATION PORTFOLIO (SERVICE CLASS) seeks total return, consisting of long-term capital appreciation and current income. The Portfolio allocates its assets between a stock portion that is designed to track the performance of the Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index) and a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.
              INVESTMENT ADVISER: Aetna Life Insurance and Annuity Company
              SUBADVISOR: Brinson Advisers, Inc.

     > PORTFOLIO PARTNERS, INC. - PPI DSI ENHANCED INDEX PORTFOLIO (SERVICE CLASS) seeks higher total return over the long term than the S&P 500 Index. The Portfolio seeks to achieve its investment objective by using DSI's proprietary enhanced S&P 500 strategy to invest in a selection of common stocks that are included in the Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index). The Portfolio normally invests in approximately 250 to 500 stocks and weights its holdings of individual stocks based on DSI's proprietary enhanced S&P 500 strategy.
              INVESTMENT ADVISER: Aetna Life Insurance and Annuity Company
              SUBADVISOR: DSI International Management, Inc.

     > PORTFOLIO PARTNERS, INC. - PPI GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO (SERVICE CLASS) seeks long-term growth of capital. The Portfolio invests primarily (at least 90% of its total assets under normal circumstances) in equity securities.
              INVESTMENT ADVISER: Aetna Life Insurance and Annuity Company
              SUBADVISOR: Goldman Sachs Asset Management

     > PORTFOLIO PARTNERS, INC. - PPI OPCAP BALANCED VALUE PORTFOLIO (SERVICE CLASS) seeks capital growth, and secondarily, investment income. Under normal market conditions, the Portfolio invests at least 25% of its total assets in equity securities, including common stocks and preferred stocks, and expects to have between 50% to 70% of its total assets invested in equities.
              INVESTMENT ADVISER: Aetna Life Insurance and Annuity Company
              SUBADVISOR: OpCap Advisers

     > PORTFOLIO PARTNERS, INC. - PPI SALOMON BROTHERS CAPITAL PORTFOLIO (SERVICE CLASS) seeks capital appreciation. The Portfolio invests primarily in equity securities of U.S. companies ranging in size from established large capitalization companies (over $5 billion in market capitalization) to small capitalization companies (less than $1 billion in market capitalization) at the beginning of their life cycles.
              INVESTMENT ADVISER: Aetna Life Insurance and Annuity Company
              SUBADVISOR: Salomon Brothers Asset Management Inc.

     > PORTFOLIO PARTNERS, INC. - PPI SALOMON BROTHERS INVESTORS VALUE PORTFOLIO (SERVICE CLASS) seeks long-term growth of capital, and secondarily, current income. The Portfolio invests primarily in common stocks of established U.S. companies.
              INVESTMENT ADVISER: Aetna Life Insurance and Annuity Company
              SUBADVISOR: Salomon Brothers Asset Management Inc.

X.01107-01B                                                        December 2001
C01-1205-004R

                           VARIABLE ANNUITY ACCOUNT C
                      MULTIPLE SPONSORED RETIREMENT OPTIONS

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

       SUPPLEMENT DATED DECEMBER 12, 2001 TO PROSPECTUS DATED MAY 1, 2001
                AND CONTRACT PROSPECTUS SUMMARY DATED MAY 1, 2001

The information in this supplement updates and amends certain information contained in the Prospectus and Contract Prospectus Summary each dated May 1, 2001. This supplement replaces and supercedes the prior supplement dated November 14, 2001 which was applicable only to 457(b) plans of non-government tax-exempt employers. You should read this supplement along with the Prospectus and Contract Prospectus Summary and the previously issued supplement dated
July 20, 2001.

o The following updates and amends information regarding the use of the contracts to fund 401(a), 401(k), 403(a) and 403(b) plans:

         EXCLUSIONS FROM GROSS INCOME. Effective January 1, 2002, in order to be excludable from gross income for federal income tax purposes, total annual contributions made by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $40,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

         This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional limit specifically limits your salary reduction contributions to a 401(k) or 403(b) plan to generally no more than $11,000 in 2002. This limit is scheduled to increase as follows:

         -   $12,000 in 2003;
         -   $13,000 in 2004;
         -   $14,000 in 2005;
         -   $15,000 in 2006.

         After 2006, contribution limits will be subject to indexing. Your own limit may be higher or lower, depending upon certain conditions.

         Payments to your account(s) will be excluded from your federal gross income only if the plan meets certain nondiscrimination requirements.

         CATCH-UP CONTRIBUTIONS. Notwithstanding the contribution limit provided for above, for any plan year beginning on or after January 1, 2002, a participant in a 401(k) or 403(b) plan who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

         (a)      $1,000 as adjusted under Code Section 414(v)(2)(B) and (C) or
         (b) the participant's compensation for the year reduced by any other elective deferrals of the participant for the year.




X.01107-01C                                                        December 2001
C01-1206-025R

         DISTRIBUTIONS. All distributions from these plans are taxed as received, unless:

         (a) The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code, or
         (b) You made after-tax contributions to the plan. In this case, depending upon the type of distribution, a portion may be excluded from gross income according to rules detailed in the Tax Code.

         TAX PENALTY. The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a 401(a), 401(k), 403(a) or 403(b) plan, unless certain exceptions, including one or more of the following, have occurred:

         (a) You have attained age 59 1/2;
         (b) You have become disabled, as defined in the Tax Code;
         (c) You have died;
         (d) You have separated from service with the sponsor at or after age
             55;
         (e) The distribution amount is rolled over into another eligible plan or to an IRA in accordance with the terms of the Tax Code;
         (f) The distribution amount is made in substantially equal periodic payments (at least annually) over your life or your life expectancy or the joint lives or joint life expectancies of you and your beneficiary, and you have had a separation from service with the plan sponsor; or
         (g) The distribution is made due to an IRS levy upon your account.

         RESTRICTIONS ON DISTRIBUTIONS. Effective January 1, 2002, distribution of amounts restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59 1/2, severance from employment, disability, or financial hardship. Such distributions remain subject to other applicable restrictions under the Tax Code. Effective January 1, 2002, and subject to the terms of your 401(k) plan, distributions from your 401(k) employee account, and possibly all or a portion of your 401(k) employer account, may only occur upon: retirement, death, attainment of age 59 1/2, disability, severance from employment, financial hardship, and termination of the plan in certain circumstances. Such distributions remain subject to other applicable restrictions under the Tax Code.

         WAIVERS OF EARLY WITHDRAWAL CHARGE AND FIXED PLUS ACCOUNT FULL AND PARTIAL WITHDRAWAL PROVISIONS (FOR THOSE CONTRACTS THAT WAIVE THESE CHARGES/RESTRICTIONS UPON SEPARATION FROM SERVICE). Although, effective January 1, 2002, the Tax Code permits distributions upon a participant's severance from employment, the contracts do not provide for a waiver of early withdrawal charges or the Fixed Plus Account full and partial withdrawal provisions unless the severance from employment would otherwise qualify as a separation from service.

o The following updates and amends information regarding the use of the contracts to fund 457(b) plans:

         GENERAL. Effective for contributions received on or after January 1, 2002, the contracts may be used as funding vehicles for Tax Code section 457(b) plans of non-governmental, tax-exempt employers, in addition to as funding vehicles for Tax Code section 457(b) plans of governmental employers. Under 457(b) plans maintained by non-governmental, tax-exempt employers, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer's general creditors, until paid or made available to you or your beneficiary. All amounts received under a 457(b) plan of a governmental employer are includible in gross income when paid to you or your beneficiary. In addition, participation in a 457(b) plan maintained by a non-governmental, tax-exempt employer is generally limited to highly compensated employees and select management (other than 457(b) plans maintained by nonqualified, church-controlled organizations).

         CONTRIBUTIONS TO A 457(B) PLAN EXCLUDED FROM GROSS INCOME. Effective January 1, 2002, in order to be excludable from gross income for federal income tax purposes, total annual contributions made by you and your employer to a 457(b) plan cannot exceed, generally, the lesser of the dollar amount limit set forth below, or 100% of your includible compensation. Includible compensation means your compensation from the employer sponsoring the plan, not including deferrals to the employer's Tax Code section 457, 401(k), 403(b) and 125 cafeteria plans, or any other amounts not includible in the participant's gross income as wages from the employer.

         The annual dollar amount limits are as follows:

         -    $11,000 in 2002;
         -    $12,000 in 2003;
         -    $13,000 in 2004;
         -    $14,000 in 2005;
         -    $15,000 in 2006.

         After 2006, the annual dollar limits will be subject to indexing.

         CATCH-UP CONTRIBUTIONS. Notwithstanding the contribution limit provided for above, for any plan year beginning on or after January 1, 2002, a participant in a 457(b) plan of a governmental employer who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

         (a)      $1,000 as adjusted under Code Section 414(v)(2)(B) and (C) or
         (b) the participant's compensation for the year reduced by any other elective deferrals of the participant for the year.

         DISTRIBUTIONS. All distributions from a 457 plan of a non-governmental, tax-exempt employer are taxed when paid or made available to you, and are subject to mandatory federal income tax withholding as wages, except death benefits. No withholding is required on payments to beneficiaries.

         Effective January 1, 2002, all distributions from a governmental 457(b) plan are taxed when paid, unless the distribution is rolled over to another eligible plan or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code. Generally, under these plans you or a beneficiary may elect not to have tax withheld from distributions. However, certain distributions from these plans are subject to a mandatory 20% federal income tax withholding.

         RESTRICTIONS ON DISTRIBUTIONS. Under a 457(b) plan of a non-governmental, tax-exempt employer, amounts may not be made available to you earlier than (1) the calendar year you attain age 70 1/2; (2) when you experience a severance from employment with your employer; or (3) when you experience an unforeseeable emergency. A one-time in service distribution may also be permitted if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.

         Effective January 1, 2002, distributions from a 457(b) plan payable over a period of more than one year do not need to be made in substantially non-increasing amounts, and subject to the Tax Code, distribution of death benefits to a non-spouse may be made to a non-spouse over a period that may exceed fifteen years.

         TAX PENALTY. Amounts distributed from a 457(b) plan that are attributable to rollovers from a 401(a), 401(k) or 403(b) plan will be subject to a 10% penalty tax on the taxable portion of any such distribution, unless certain exceptions, including one or more of the following, have occurred:

         (h)  You have attained age 59 1/2;
         (i)  You have become disabled, as defined in the Tax Code;
         (j)  You have died;
         (k)  You have separated from service with the sponsor at or after age
              55;
         (l)  The distribution amount is rolled over into another eligible plan or to an IRA in accordance with the terms of the Tax Code;
         (m)  The distribution amount is made in substantially equal periodic payments (at least annually) over your life or your life
              expectancy or the joint lives or joint life expectancies of you and your beneficiary, and you have had a separation from service with the plan sponsor; or
         (n)  The distribution is made due to an IRS levy upon your account.

         WAIVERS OF EARLY WITHDRAWAL CHARGE AND FIXED PLUS ACCOUNT FULL AND PARTIAL WITHDRAWAL PROVISIONS (FOR THOSE CONTRACTS THAT WAIVE THESE CHARGES/RESTRICTIONS UPON SEPARATION FROM SERVICE). Although, effective January 1, 2002, the Tax Code permits distributions upon a participant's severance from employment, the contracts do not provide for a waiver of early withdrawal charges or the Fixed Plus Account full or partial withdrawal provisions unless the severance from employment would otherwise qualify as a separation from service.




         X.01107-01C                                               December 2001
         C01-1206-025R

                           Variable Annuity Account C
                                       of
                    Aetna Life Insurance and Annuity Company

                    Supplement dated December 12, 2001 to the
              Statement of Additional Information dated May 1, 2001

The information in this supplement updates and amends certain information contained in the Statement of Additional Information dated May 1, 2001 (SAI). You should read this supplement along with the Statement of Additional Information and the previously issued supplement dated July 20, 2001.

1. Effective immediately the following Portfolio Partners, Inc. funds previously referenced in your SAI are redesignated as Initial Class:

     o Portfolio Partners, Inc. (PPI) MFS Capital Opportunities Portfolio (Initial Class)
     o Portfolio Partners, Inc. (PPI) MFS Emerging Equities Portfolio (Initial Class)
     o Portfolio Partners, Inc. (PPI) MFS Research Growth Portfolio (Initial Class)
     o Portfolio Partners, Inc. (PPI) Scudder International Growth Portfolio (Initial Class)
     o Portfolio Partners, Inc. (PPI) T. Rowe Price Growth Equity Portfolio (Initial Class)

2. The section entitled "VARIABLE ANNUITY ACCOUNT C" is amended to include the following funds on the list of funds that may be available under the contract as of January 1, 2002.

     o Portfolio Partners, Inc. - PPI Alger Aggressive Growth Portfolio (Service Class)
     o  Portfolio Partners, Inc. - PPI Alger Growth Portfolio (Service Class)
     o Portfolio Partners, Inc. - PPI Brinson Tactical Asset Allocation Portfolio (Service Class)
     o  Portfolio Partners, Inc. - PPI DSI Enhanced Index Portfolio (Service
        Class)
     o Portfolio Partners, Inc. - PPI Goldman Sachs(R) Capital Growth Portfolio (Service Class)(3)
     o Portfolio Partners, Inc. - PPI OpCap Balanced Value Portfolio (Service Class)
     o Portfolio Partners, Inc. - PPI Salomon Brothers Capital Portfolio (Service Class)
     o Portfolio Partners, Inc. - PPI Salomon Brothers Investors Value Portfolio (Service Class)

     (3) Goldman Sachs(R) is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.




X.SAI01107-01A                                                     December 2001